Loans, net - Reconciliation of changes in allowance account for credit losses of loans receivable (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Beginning of year balances, Loans		S/ 45,502,998
End of year balances, Loans		46,520,382	S/ 45,502,998
Beginning of year balances		53,974	41,108
New originated or purchased assets		1,689	3,132
Assets derecognized or matured (excluding write-offs)		(993)	(462)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		7,381	(5,468)
Write-offs
Recovery of written–off loans
Foreign exchange effect		(416)	116
End of year balances		61,046	53,974
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances		10,822	9,456
New originated or purchased assets		1,689	3,132
Assets derecognized or matured (excluding write-offs)		(877)	(416)
Transfers to Stage 1		4,198
Transfers to Stage 2		(183)	(105)
Transfers to Stage 3			(305)
Impact on the expected credit loss for credits that change stage in the year		(1,739)	(1,186)
Write-offs
Recovery of written–off loans
Foreign exchange effect		(30)	246
End of year balances		9,877	10,822
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances		29,600	31,652
New originated or purchased assets		0
Assets derecognized or matured (excluding write-offs)		(116)	(46)
Transfers to Stage 1		(4,198)
Transfers to Stage 2		183	105
Transfers to Stage 3			(993)
Impact on the expected credit loss for credits that change stage in the year		9,120	(4,282)
Write-offs
Recovery of written–off loans
Foreign exchange effect		(16)	(73)
End of year balances		37,987	29,600
Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances		13,552
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3			1,298
Impact on the expected credit loss for credits that change stage in the year
Write-offs
Recovery of written–off loans
Foreign exchange effect		(370)	(57)
End of year balances		13,182	13,552
Direct loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		47,025,350	44,688,222
New originated or purchased assets		22,372,321	22,393,323
Assets derecognized or matured (excluding write-offs)		(15,457,581)	(16,260,230)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Write offs		(1,714,968)	(960,918)
Others	[1]	(3,797,666)	(2,218,534)
Foreign exchange effect		(178,298)	(616,513)
End of year balances, Loans		48,249,158	47,025,350
Beginning of year balances		2,027,855	2,064,917
New originated or purchased assets		624,484	503,454
Assets derecognized or matured (excluding write-offs)		(238,860)	(713,843)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year	[2]	1,575,906	387,272
Others	[3]	37,701	659,674
Total		1,999,231	836,557
Write-offs		(1,813,670)	(1,021,539)
Recovery of written–off loans		138,886	155,070
Foreign exchange effect		(2,877)	(7,150)
End of year balances		2,349,425	2,027,855
Direct loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		41,798,055	40,522,481
New originated or purchased assets		22,372,321	22,393,323
Assets derecognized or matured (excluding write-offs)		(14,406,950)	(14,636,477)
Transfers to Stage 1		762,554	1,019,478
Transfers to Stage 2		(4,664,954)	(3,131,710)
Transfers to Stage 3		(1,235,354)	(401,017)
Write offs
Others	[1]	(3,217,003)	(3,383,889)
Foreign exchange effect		(160,659)	(584,134)
End of year balances, Loans		41,248,010	41,798,055
Beginning of year balances		608,558	956,456
New originated or purchased assets		624,484	503,454
Assets derecognized or matured (excluding write-offs)		(147,086)	(173,872)
Transfers to Stage 1		106,745	166,755
Transfers to Stage 2		(327,728)	(259,226)
Transfers to Stage 3		(163,156)	(74,178)
Impact on the expected credit loss for credits that change stage in the year	[2]	(90,594)	(129,388)
Others	[3]	(65,775)	(382,355)
Total		(63,110)	(348,810)
Write-offs
Recovery of written–off loans
Foreign exchange effect		(206)	912
End of year balances		545,242	608,558
Direct loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		4,037,168	2,853,565
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(977,654)	(1,194,405)
Transfers to Stage 1		(760,269)	(1,014,657)
Transfers to Stage 2		4,706,631	3,161,335
Transfers to Stage 3		(1,054,563)	(317,282)
Write offs
Others	[1]	(449,390)	575,338
Foreign exchange effect		(11,463)	(26,726)
End of year balances, Loans		5,490,460	4,037,168
Beginning of year balances		737,286	404,881
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(66,329)	(237,110)
Transfers to Stage 1		(104,939)	(163,090)
Transfers to Stage 2		339,051	268,700
Transfers to Stage 3		(269,881)	(88,551)
Impact on the expected credit loss for credits that change stage in the year	[2]	259,309	176,416
Others	[3]	(60,358)	375,448
Total		96,853	331,813
Write-offs
Recovery of written–off loans
Foreign exchange effect		(227)	592
End of year balances		833,912	737,286
Direct loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,190,127	1,312,176
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(72,977)	(429,348)
Transfers to Stage 1		(2,285)	(4,821)
Transfers to Stage 2		(41,677)	(29,625)
Transfers to Stage 3		2,289,917	718,299
Write offs		(1,714,968)	(960,918)
Others	[1]	(131,273)	590,017
Foreign exchange effect		(6,176)	(5,653)
End of year balances, Loans		1,510,688	1,190,127
Beginning of year balances		682,011	703,580
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(25,445)	(302,861)
Transfers to Stage 1		(1,806)	(3,665)
Transfers to Stage 2		(11,323)	(9,474)
Transfers to Stage 3		433,037	162,729
Impact on the expected credit loss for credits that change stage in the year	[2]	1,407,191	340,244
Others	[3]	163,834	666,581
Total		1,965,488	853,554
Write-offs		(1,813,670)	(1,021,539)
Recovery of written–off loans		138,886	155,070
Foreign exchange effect		(2,444)	(8,654)
End of year balances		970,271	682,011
Commercial loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		21,412,126
End of year balances, Loans		21,155,476	21,412,126
Beginning of year balances		247,084	343,441
New originated or purchased assets		47,129	33,506
Assets derecognized or matured (excluding write-offs)		(39,705)	(149,378)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year	[2]	46,093	(9,787)
Others	[3]	37,739	97,276
Total		91,256	(28,383)
Write-offs		(62,960)	(68,362)
Recovery of written–off loans		5,189	5,942
Foreign exchange effect		(2,103)	(5,554)
End of year balances		278,466	247,084
Commercial loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		19,289,529
End of year balances, Loans		18,208,958	19,289,529
Beginning of year balances		45,474	100,874
New originated or purchased assets		47,129	33,506
Assets derecognized or matured (excluding write-offs)		(26,668)	(18,984)
Transfers to Stage 1		2,920	41,140
Transfers to Stage 2		(27,598)	(15,952)
Transfers to Stage 3		(10,620)	(6,603)
Impact on the expected credit loss for credits that change stage in the year	[2]	(1,988)	(31,403)
Others	[3]	23,154	(57,822)
Total		6,329	(56,118)
Write-offs
Recovery of written–off loans
Foreign exchange effect		(192)	718
End of year balances		51,611	45,474
Commercial loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,714,493
End of year balances, Loans		2,548,359	1,714,493
Beginning of year balances		47,311	60,100
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(10,113)	(37,865)
Transfers to Stage 1		(2,687)	(40,152)
Transfers to Stage 2		30,826	16,311
Transfers to Stage 3		(16,046)	(48,516)
Impact on the expected credit loss for credits that change stage in the year	[2]	7,333	4,752
Others	[3]	8,006	91,880
Total		17,319	(13,590)
Write-offs
Recovery of written–off loans
Foreign exchange effect		(160)	801
End of year balances		64,470	47,311
Commercial loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		408,104
End of year balances, Loans		398,159	408,104
Beginning of year balances		154,299	182,467
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(2,924)	(92,529)
Transfers to Stage 1		(233)	(988)
Transfers to Stage 2		(3,228)	(359)
Transfers to Stage 3		26,666	55,119
Impact on the expected credit loss for credits that change stage in the year	[2]	40,748	16,864
Others	[3]	6,579	63,218
Total		67,608	41,325
Write-offs		(62,960)	(68,362)
Recovery of written–off loans		5,189	5,942
Foreign exchange effect		(1,751)	(7,073)
End of year balances		162,385	154,299
Consumer loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		14,967,799
End of year balances, Loans		16,325,460	14,967,799
Beginning of year balances		1,622,381	1,401,681
New originated or purchased assets		552,847	438,109
Assets derecognized or matured (excluding write-offs)		(163,883)	(386,494)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year	[2]	1,403,885	422,247
Others	[3]	(28,733)	493,030
Total		1,764,116	966,892
Write-offs		(1,647,576)	(886,200)
Recovery of written–off loans		123,679	140,438
Foreign exchange effect		(216)	(430)
End of year balances		1,862,384	1,622,381
Consumer loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		12,685,924
End of year balances, Loans		13,355,812	12,685,924
Beginning of year balances		534,005	802,421
New originated or purchased assets		552,847	438,109
Assets derecognized or matured (excluding write-offs)		(98,984)	(141,201)
Transfers to Stage 1		95,173	44,453
Transfers to Stage 2		(282,373)	(229,316)
Transfers to Stage 3		(135,476)	(59,129)
Impact on the expected credit loss for credits that change stage in the year	[2]	(81,051)	(35,112)
Others	[3]	(117,534)	(286,212)
Total		(67,398)	(268,408)
Write-offs
Recovery of written–off loans
Foreign exchange effect		(1)	(8)
End of year balances		466,606	534,005
Consumer loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,829,574
End of year balances, Loans		2,236,552	1,829,574
Beginning of year balances		657,474	263,219
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(54,036)	(144,553)
Transfers to Stage 1		(93,918)	(43,487)
Transfers to Stage 2		287,164	234,062
Transfers to Stage 3		(231,432)	(13,433)
Impact on the expected credit loss for credits that change stage in the year	[2]	221,421	163,681
Others	[3]	(73,259)	198,393
Total		55,940	394,663
Write-offs
Recovery of written–off loans
Foreign exchange effect		(53)	(408)
End of year balances		713,361	657,474
Consumer loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		452,301
End of year balances, Loans		733,096	452,301
Beginning of year balances		430,902	336,041
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(10,863)	(100,740)
Transfers to Stage 1		(1,255)	(966)
Transfers to Stage 2		(4,791)	(4,746)
Transfers to Stage 3		366,908	72,562
Impact on the expected credit loss for credits that change stage in the year	[2]	1,263,515	293,678
Others	[3]	162,060	580,849
Total		1,775,574	840,637
Write-offs		(1,647,576)	(886,200)
Recovery of written–off loans		123,679	140,438
Foreign exchange effect		(162)	(14)
End of year balances		682,417	430,902
Mortgage loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		9,286,944
End of year balances, Loans		9,834,398	9,286,944
Beginning of year balances		61,622	155,200
New originated or purchased assets		3,949	1,473
Assets derecognized or matured (excluding write-offs)		(11,639)	(12,155)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year	[2]	31,022	9,989
Others	[3]	6,370	(89,448)
Total		29,702	(90,141)
Write-offs		(3,580)	(2,267)
Recovery of written–off loans
Foreign exchange effect		(546)	(1,170)
End of year balances		87,198	61,622
Mortgage loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		8,698,789
End of year balances, Loans		8,981,439	8,698,789
Beginning of year balances		4,236	12,669
New originated or purchased assets		3,949	1,473
Assets derecognized or matured (excluding write-offs)		(181)	(435)
Transfers to Stage 1		6,414	6,103
Transfers to Stage 2		(2,052)	(778)
Transfers to Stage 3		(1,915)	(467)
Impact on the expected credit loss for credits that change stage in the year	[2]	(5,956)	(5,871)
Others	[3]	2,312	(8,663)
Total		2,571	(8,638)
Write-offs
Recovery of written–off loans
Foreign exchange effect		(13)	205
End of year balances		6,794	4,236
Mortgage loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		349,628
End of year balances, Loans		579,554	349,628
Beginning of year balances		12,285	42,681
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(833)	(763)
Transfers to Stage 1		(6,414)	(6,103)
Transfers to Stage 2		5,115	4,871
Transfers to Stage 3		(2,423)	(1,254)
Impact on the expected credit loss for credits that change stage in the year	[2]	15,996	4,342
Others	[3]	2,040	(31,688)
Total		13,481	(30,595)
Write-offs
Recovery of written–off loans
Foreign exchange effect		(13)	199
End of year balances		25,753	12,285
Mortgage loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		238,527
End of year balances, Loans		273,405	238,527
Beginning of year balances		45,101	99,850
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(10,625)	(10,957)
Transfers to Stage 1
Transfers to Stage 2		(3,063)	(4,093)
Transfers to Stage 3		4,338	1,721
Impact on the expected credit loss for credits that change stage in the year	[2]	20,982	11,518
Others	[3]	2,018	(49,097)
Total		13,650	(50,908)
Write-offs		(3,580)	(2,267)
Recovery of written–off loans
Foreign exchange effect		(520)	(1,574)
End of year balances		54,651	45,101
Small and micro-business loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,358,481
End of year balances, Loans		933,824	1,358,481
Beginning of year balances		96,768	164,595
New originated or purchased assets		20,559	30,366
Assets derecognized or matured (excluding write-offs)		(23,633)	(165,816)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year	[2]	94,906	(35,177)
Others	[3]	22,325	158,816
Total		114,157	(11,811)
Write-offs		(99,554)	(64,710)
Recovery of written–off loans		10,018	8,690
Foreign exchange effect		(12)	4
End of year balances		121,377	96,768
Small and micro-business loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,123,813
End of year balances, Loans		701,801	1,123,813
Beginning of year balances		24,843	40,492
New originated or purchased assets		20,559	30,366
Assets derecognized or matured (excluding write-offs)		(21,253)	(13,252)
Transfers to Stage 1		2,238	75,059
Transfers to Stage 2		(15,705)	(13,180)
Transfers to Stage 3		(15,145)	(7,979)
Impact on the expected credit loss for credits that change stage in the year	[2]	(1,599)	(57,002)
Others	[3]	26,293	(29,658)
Total		(4,612)	(15,646)
Write-offs
Recovery of written–off loans
Foreign exchange effect			(3)
End of year balances		20,231	24,843
Small and micro-business loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		143,473
End of year balances, Loans		125,995	143,473
Beginning of year balances		20,216	38,881
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(1,347)	(53,929)
Transfers to Stage 1		(1,920)	(73,348)
Transfers to Stage 2		15,946	13,456
Transfers to Stage 3		(19,980)	(25,348)
Impact on the expected credit loss for credits that change stage in the year	[2]	14,559	3,641
Others	[3]	2,855	116,863
Total		10,113	(18,665)
Write-offs
Recovery of written–off loans
Foreign exchange effect		(1)	0
End of year balances		30,328	20,216
Small and micro-business loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		91,195
End of year balances, Loans		106,028	91,195
Beginning of year balances		51,709	85,222
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(1,033)	(98,635)
Transfers to Stage 1		(318)	(1,711)
Transfers to Stage 2		(241)	(276)
Transfers to Stage 3		35,125	33,327
Impact on the expected credit loss for credits that change stage in the year	[2]	81,946	18,184
Others	[3]	(6,823)	71,611
Total		108,656	22,500
Write-offs		(99,554)	(64,710)
Recovery of written–off loans		10,018	8,690
Foreign exchange effect		(11)	7
End of year balances		70,818	51,709
Line Of Credit Facilities [Member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		4,487,347	4,440,458
New originated or purchased assets		2,122,067	1,829,985
Assets derecognized or matured (excluding write-offs)		(1,743,365)	(1,649,121)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Others	[1]	(81,020)	(32,891)
Foreign exchange effect		(41,549)	(101,084)
End of year balances, Loans		4,743,480	4,487,347
Beginning of year balances		35,495	40,329
New originated or purchased assets		4,770	5,615
Assets derecognized or matured (excluding write-offs)		(6,824)	(13,095)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		(210)	1,161
Others	[3]	(15,149)	313
Total		(17,413)	(6,006)
Foreign exchange effect		(150)	1,172
End of year balances		17,932	35,495
Line Of Credit Facilities [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		3,959,441	3,984,362
New originated or purchased assets		2,122,067	1,829,985
Assets derecognized or matured (excluding write-offs)		(1,606,539)	(1,470,891)
Transfers to Stage 1		30,259	25,315
Transfers to Stage 2		(392,176)	(258,992)
Transfers to Stage 3		(12)	(633)
Others	[1]	(54,162)	(58,323)
Foreign exchange effect		(34,623)	(91,382)
End of year balances, Loans		4,024,255	3,959,441
Beginning of year balances		8,354	8,594
New originated or purchased assets		4,770	5,615
Assets derecognized or matured (excluding write-offs)		(1,988)	(4,838)
Transfers to Stage 1		180	109
Transfers to Stage 2		(1,986)	(854)
Transfers to Stage 3		(1)	(57)
Impact on the expected credit loss for credits that change stage in the year		(57)	(47)
Others	[3]	(2,521)	(274)
Total		(1,603)	(346)
Foreign exchange effect		(127)	106
End of year balances		6,624	8,354
Line Of Credit Facilities [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		501,830	431,039
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(135,042)	(168,603)
Transfers to Stage 1		(30,259)	(25,315)
Transfers to Stage 2		407,454	258,992
Transfers to Stage 3		(6,687)	(10,035)
Others	[1]	(26,950)	25,454
Foreign exchange effect		(6,921)	(9,702)
End of year balances, Loans		703,425	501,830
Beginning of year balances		18,205	18,492
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(4,205)	(2,016)
Transfers to Stage 1		(180)	(109)
Transfers to Stage 2		3,626	854
Transfers to Stage 3		(50)	(171)
Impact on the expected credit loss for credits that change stage in the year		(837)	585
Others	[3]	(12,600)	(467)
Total		(14,246)	(1,324)
Foreign exchange effect		(20)	1,037
End of year balances		3,939	18,205
Line Of Credit Facilities [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		26,076	25,057
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(1,784)	(9,627)
Transfers to Stage 1			0
Transfers to Stage 2		(15,278)
Transfers to Stage 3		6,699	10,668
Others	[1]	92	(22)
Foreign exchange effect		(5)	0
End of year balances, Loans		15,800	26,076
Beginning of year balances		8,936	13,243
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(631)	(6,241)
Transfers to Stage 1		0	0
Transfers to Stage 2		(1,640)
Transfers to Stage 3		51	228
Impact on the expected credit loss for credits that change stage in the year		684	623
Others	[3]	(28)	1,054
Total		(1,564)	(4,336)
Foreign exchange effect		(3)	29
End of year balances		S/ 7,369	S/ 8,936

[1]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).
[2]	The Group applied its expert judgement with the purpose of reflecting the effects of the possible impact of the El Niño event during 2023, and the political and economic uncertainty during 2022, that were not considered in the forward-looking model, that led to incur in a higher provision for expected loss, see Note 29.1(d.7).
[3]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).